Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2016	Oct. 17, 2016
Derivative liability - $1 million of Notes issued October 17, 2016
Derivative Liability, Fair Value	$ 56,557	$ 271,754
Derivative liability - 160,000 warrants issued October 17, 2016
Derivative Liability, Fair Value	$ 36,649	$ 176,096